Schedule of income and social contribution taxes recoverable (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income And Social Contribution Taxes
Income tax	R$ 763	R$ 698
Social contribution tax	251	247
Income and social contribution tax credits	1,014	945
Current	699	598
Non-current	R$ 315	R$ 347